REVENUE - Narrative (Details)	12 Months Ended
Dec. 31, 2025 MW
Disaggregation of Revenue [Line Items]
Utility customer payment period	30 days
Integrated Segment [Member]
Disaggregation of Revenue [Line Items]
Plant generation capacity (in MW's)	3,610